Supplemental Guarantor Information - Condensed Consolidating Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Revenues									$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
Operating and maintenance expense									1,564	537	1,372	572	0
Operating and maintenance expense—affiliate									149	20	95	0	0
Development expense (recovery)									415	(184)	(81)	13,690	30,294
Development expense (recovery)—affiliate									8	(120)	(10)	5,525	7,929
General and administrative expense									2,963	1,777	4,240	3,189	12
General and administrative expense—affiliate									464	291	607	13	0
Depreciation and amortization expense									289	84	249	55	0
Other									5	0
Total expenses									5,857	2,405	6,472	23,044	38,235
Loss from operations	$ (2,258)	$ (1,809)	$ (1,672)	$ (733)	$ (2,059)	$ (1,049)	$ (8,596)	$ (11,340)	(5,857)	(2,405)	(6,472)	(23,044)	(38,235)
Other income (expense)
Interest expense, net of capitalized interest									0	0	0	(25,680)	0
Interest expense—affiliate											0	0	(368)
Loss on early extinguishment of debt									(32,480)	(29,011)	(63,318)	(16,498)	0
Derivative gain (loss), net									(32,096)	(236,053)	(15,571)	(161,917)	0
Other income (expense)									(82)	0	(126)	42	0
Other income—affiliate											0
Total other income (expense)									(64,658)	(265,064)	(79,015)	(204,053)	(368)
Net income (loss)	$ 163,752	$ 18,230	$ (106,585)	$ (160,884)	$ 8,390	$ (159,041)	$ 24,446	$ (100,892)	(70,515)	(267,469)	(85,487)	(227,097)	(38,603)
Parent Issuer [Member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0	0	0
Expenses
Operating and maintenance expense									0	0	0	0
Operating and maintenance expense—affiliate									0	0	0
Development expense (recovery)									0	0	0	0	0
Development expense (recovery)—affiliate									0	0	0	0	0
General and administrative expense									640	334	709	724	0
General and administrative expense—affiliate									0	0	0	0
Depreciation and amortization expense									0	0	0	0
Other									0
Total expenses									640	334	709	724	0
Loss from operations									(640)	(334)	(709)	(724)	0
Other income (expense)
Interest expense, net of capitalized interest												(25,680)
Interest expense—affiliate													0
Loss on early extinguishment of debt									(32,480)	(29,011)	(63,318)	(16,498)
Derivative gain (loss), net									(32,096)	(236,053)	(15,571)	(161,917)
Other income (expense)									(85)	(3)	(131)	36
Other income—affiliate											0
Total other income (expense)									(64,661)	(265,067)	(79,020)	(204,059)	0
Net income (loss)									(65,301)	(265,401)	(79,729)	(204,783)	0
Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0	0	0
Expenses
Operating and maintenance expense									1,564	537	1,372	572
Operating and maintenance expense—affiliate									149	20	107
Development expense (recovery)									415	(184)	(81)	13,690	30,294
Development expense (recovery)—affiliate									8	(120)	(10)	5,525	7,929
General and administrative expense									2,323	1,443	3,531	2,465	12
General and administrative expense—affiliate									464	291	607	13
Depreciation and amortization expense									289	84	249	55
Other									5
Total expenses									5,217	2,071	5,775	22,320	38,235
Loss from operations									(5,217)	(2,071)	(5,775)	(22,320)	(38,235)
Other income (expense)
Interest expense, net of capitalized interest												0
Interest expense—affiliate													(368)
Loss on early extinguishment of debt									0	0	0	0
Derivative gain (loss), net									0	0	0	0
Other income (expense)									7,818	3	5	6
Other income—affiliate											12
Total other income (expense)									7,818	3	17	6	(368)
Net income (loss)									2,601	(2,068)	(5,758)	(22,314)	(38,603)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0	0	0
Expenses
Operating and maintenance expense									0	0	0	0
Operating and maintenance expense—affiliate									0	0	(12)
Development expense (recovery)									0	0	0	0	0
Development expense (recovery)—affiliate									0	0	0	0	0
General and administrative expense									0	0	0	0	0
General and administrative expense—affiliate									0	0	0	0
Depreciation and amortization expense									0	0	0	0
Other									0
Total expenses									0	0	(12)	0	0
Loss from operations									0	0	12	0	0
Other income (expense)
Interest expense, net of capitalized interest												0
Interest expense—affiliate													0
Loss on early extinguishment of debt									0	0	0	0
Derivative gain (loss), net									0	0	0	0
Other income (expense)									(7,815)	0	0	0
Other income—affiliate											(12)
Total other income (expense)									(7,815)	0	(12)	0	0
Net income (loss)									$ (7,815)	$ 0	$ 0	$ 0	$ 0